Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024 [1]
Operating activities
Loss before tax	$ (38,534)	$ (28,420)
Adjustments for non-monetary items
Depreciation	1,927	2,287
Amortization	2,740	1,809
Finance expense (income), net	4,037	(5,747)
Fair value adjustments on warrant obligations	(20)	(84)
Expected credit loss allowance increase (reversal)	252	(34)
Share-based compensation	8,191	7,797
Movements in provisions and pensions	304	410
Research tax credit	(528)	(283)
Working capital changes
(Increase) decrease in accounts receivable	(1,298)	3,042
Decrease in prepaids and other assets	934	934
Decrease (increase) in inventory	362	(655)
Increase (decrease) in accounts payables, accrued expenses, deferred contract revenue, and other liabilities	2,815	(6,100)
Cash used in operating activities	(18,818)	(25,044)
Income tax paid	(146)	(18)
Net cash flows used in operating activities	(18,964)	(25,062)
Investing activities
Purchase of property and equipment	(130)	(111)
Acquisition of intangible assets	(87)	(167)
Capitalized development costs	(3,250)	(3,637)
Interest received	876	1,795
Net cash flow used in investing activities	(2,591)	(2,120)
Financing activities
Proceeds from exercise of share options	115	298
Interest paid	(1,240)	(572)
Proceeds from borrowings, net of transaction costs	34,563	13,930
Payments of principal portion of lease liabilities	(889)	(1,477)
Net cash flow provided by financing activities	32,549	12,179
Increase (decrease) in cash and cash equivalents	10,994	(15,003)
Effect of exchange differences on cash balances	3,602	(2,852)
Cash and cash equivalents at beginning of the year	80,226	123,251
Cash and cash equivalents at end of the period	$ 94,822	$ 105,396

[1]	Refer to “Note 1—Change in accounting policies—Statement of Cash Flows - Interest Classification” for details on change in accounting policy.